LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOSS PER SHARE (expressed in HK$ and US$ per shares)
Weighted Average Number of Shares Outstanding, Basic	572,592,877	487,825,400	472,358,725